SCHEDULE OF KEY REVENUE STREAMS (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Product Information [Line Items]
Revenue Project Income	$ 634,222	$ 125,591
Design and Fit Out Services [Member]
Product Information [Line Items]
Revenue Project Income	618,943	50,336
Others [Member]
Product Information [Line Items]
Revenue Project Income	$ 15,279	$ 75,255